COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Litigation Matters

The Company is involved in litigation arising from other matters in the ordinary course of business. The Company is regularly subject to claims, suits, regulatory and government investigations, and other proceedings involving labor and employment, commercial disputes, and other matters. Such claims, suits, regulatory and government investigations, and other proceedings could result in fines, civil penalties, or other adverse consequences.

Certain of these outstanding matters include speculative, substantial or indeterminate monetary amounts. The Company records an undiscounted liability for contingent losses, including future legal costs, settlements and judgments, when we consider it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the reasonably possible loss. The Company evaluates developments in its legal matters that could affect the amount of liability that has been previously accrued, and the matters and related reasonably possible losses disclosed, and makes adjustments as additional information becomes available. Significant judgment is required to determine both the likelihood of there being, and the estimated amount of a loss related to such matters.

Gordon v. Digital Power Corporation

On or about November 21, 2019, the plaintiff-William Gordon, filed a complaint against defendant, DPC, alleging wrongful termination and disability discrimination. The arbitration was conducted during October 2022. Aside from the opening and responding trial briefs, the arbitrator requested additional briefing on two subjects, undisclosed principal liability, and disclosed principal liability, both of which were submitted. In February 2023 the arbitrator entered an interim award against us and in favor of Mr. Gordon in the amount of $428,602 inclusive of interest. The award was based on Mr. Gordon’s employment agreement with DPC, and Mr. Gordon’s promissory note with Coolisys. Mr. Gordon was deemed the prevailing party and will be entitled to bring a motion for attorney’s fees in addition to the interim awarded amount.

The Company has accrued $681,000 in connection with legal contingencies as of each March 31, 2023 and December 31, 2022.

With respect to the Company’s outstanding litigation matters, based on the Company’s current knowledge, the Company believes that the amount or range of reasonably possible loss will not, either individually or in aggregate, have a material adverse effect on the Company’s business, consolidated financial position, results of operations, or cash flows. However, the outcome of such matters is inherently unpredictable and subject to significant uncertainties.

Non-cancelable Obligations

In the normal course of business, we enter into non-cancelable obligations with certain parties to purchase services, such as technology equipment and subscription-based cloud service arrangements. As of March 31, 2023, we had outstanding non-cancelable purchase obligations with terms of two years or longer aggregating $60,000.

16. COMMITMENTS AND CONTINGENCIES

Litigation Matters

The Company is involved in litigation arising from other matters in the ordinary course of business. The Company is regularly subject to claims, suits, regulatory and government investigations, and other proceedings involving labor and employment, commercial disputes, and other matters. Such claims, suits, regulatory and government investigations, and other proceedings could result in fines, civil penalties, or other adverse consequences.

Certain of these outstanding matters include speculative, substantial or indeterminate monetary amounts. The Company records an undiscounted liability for contingent losses, including future legal costs, settlements and judgments, when we consider it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the reasonably possible loss. The Company evaluates developments in its legal matters that could affect the amount of liability that has been previously accrued, and the matters and related reasonably possible losses disclosed, and makes adjustments as additional information becomes available. Significant judgment is required to determine both the likelihood of there being, and the estimated amount of a loss related to such matters.

Gordon v. Digital Power Corporation

On or about November 21, 2019, the plaintiff-William Gordon, filed a complaint against defendant, DPC, alleging wrongful termination and disability discrimination. The arbitration was conducted during October 2022. Aside from the opening and responding trial briefs, the arbitrator requested additional briefing on two subjects, undisclosed principal liability, and disclosed principal liability, both of which were submitted. In February 2023 the arbitrator entered an interim award against us and in favor of Mr. Gordon in the amount of $428,602 inclusive of interest. The award was based on Mr. Gordon’s employment agreement with DPC, and Mr. Gordon’s promissory note with Coolisys. Mr. Gordon was deemed the prevailing party and will be entitled to bring a motion for attorney’s fees in addition to the interim awarded amount.

The Company had accrued liabilities of $0.7 million and $0.1 million for legal matters that were contingencies as of December 31, 2022, and 2021, respectively.

With respect to the Company’s outstanding litigation matters, based on the Company’s current knowledge, the Company believes that the amount or range of reasonably possible loss will not, either individually or in aggregate, have a material adverse effect on the Company’s business, consolidated financial position, results of operations, or cash flows. However, the outcome of such matters is inherently unpredictable and subject to significant uncertainties.